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FormulaFolios US Equity Fund
Summary Section
Investment Objective.
The FormulaFolios US Equity Fund (the “Fund”) seeks to achieve long-term capital appreciation.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - FormulaFolios US Equity Fund	FormulaFolios US Equity Fund Institutional Class	FormulaFolios US Equity Fund Investor Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load)	none	none
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - FormulaFolios US Equity Fund		FormulaFolios US Equity Fund Institutional Class	FormulaFolios US Equity Fund Investor Class
Management Fees		0.87%	0.87%
Distribution and Service (Rule 12b-1) Fees		none	1.00%
Remaining Other Expenses		0.37%	0.37%
Interest Expense		0.01%	0.01%
Total Other Expenses		0.38%	0.38%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%
Total Annual Fund Operating Expenses		1.26%	2.26%
Fee Waiver/Expense Reimbursement		(0.13%)	(0.13%)
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	[2]	1.13%	2.13%
[1]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.
[2]	Pursuant to an operating expense limitation agreement between FormulaFolio Investments LLC (the “Adviser”) and the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses, including, but not limited to, litigation) for the Fund do not exceed 1.12% and 2.12% of the Fund’s average net assets, for Institutional Class and Investor Class shares, respectively, through March 31, 2023. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that: (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through March 31, 2022. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - FormulaFolios US Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
FormulaFolios US Equity Fund Institutional Class	115	386	677	1,507
FormulaFolios US Equity Fund Investor Class	216	693	1,196	2,581

Portfolio Turnover.

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 338% of the average value of the portfolio.

Principal Investment Strategies.

Under normal market conditions, the Fund pursues its objective by investing at least 80% of its net assets (including any borrowings for investment purposes) in equity securities of companies based in the United States. The Adviser considers issuers to be located in the U.S. if they are organized in the U.S., have their principal place of business in the U.S., or their securities are traded principally in the U.S.

The Fund invests primarily in equity securities (generally common and preferred stocks) of large U.S. companies. The Fund is actively managed by the Adviser and the Adviser uses a proprietary quantitative three factor model designed to select up to 50 stocks from the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest publicly traded U.S. companies based on total market capitalization. While the Adviser is mindful of sector and industry weightings, the Fund does not have targeted industry exposures. The Fund will typically hold 40-50 individual US equities and the target market capitalization per holding is $5 billion or greater. While the Fund primarily invests its assets in the securities of large capitalization companies, the Fund may also invest in equity securities of small and mid-cap companies.

Principal Risks.

Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

●	Equity Securities Risk. The Fund invests in common stock which subjects the Fund and its shareholders to the risks associated with common stock investing. Overall stock market risks may affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●	General Market Risk. Domestic and foreign economic growth and market conditions, interest rate levels, political events, terrorism, war, natural disasters, disease/virus epidemics and other events are among the factors affecting the securities markets in which the Fund invests. There is risk that these and other factors may adversely affect the Fund’s performance. You could lose money by investing in the Fund.

●	Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.

●	Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

●	Mid-Cap Company Risk. The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.

●	Portfolio Turnover Risk. The Fund may buy and sell investments frequently. Such a strategy often involves higher transaction costs, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

●	Small-Cap Company Risk. The risk that the securities of small-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.

Performance.

The bar chart illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for each full calendar year since the Fund’s inception compare with those of a broad measure of market performance. The Average Annual Total Returns table also demonstrates these risks by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-907-3233.

Institutional Class Shares1 Calendar Year Returns as of December 31
[1]	The returns shown in the bar chart are for Institutional Class shares. The performance of Investor Class shares will differ due to differences in expenses and sales load charges.

During the period shown in the bar chart, the best performance for a quarter was 11.47% (for the quarter ended March 31, 2021). The worst performance was -22.00% (for the quarter ended March 31, 2020).

Average Annual Total Returns (for the periods ended December 31, 2021)
Average Annual Total Returns - FormulaFolios US Equity Fund	Label	1 Year	5 Years	Since Inception [1]	Inception Date
FormulaFolios US Equity Fund Institutional Class	Return Before Taxes	24.82%	5.79%	6.26%	Dec. 17, 2015
FormulaFolios US Equity Fund Institutional Class | Return After Taxes on Distributions		24.56%	4.74%	5.00%
FormulaFolios US Equity Fund Institutional Class | Return After Taxes on Distributions and Sale of Fund Shares		14.69%	4.06%	4.34%
FormulaFolios US Equity Fund Investor Class	Return Before Taxes	23.62%	5.18%	5.24%	Dec. 17, 2015
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)		28.71%	18.47%	17.27%
[1]	FormulaFolios US Equity Fund commenced operations December 17, 2015.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. After tax returns are shown for only Institutional Class Shares and after tax returns for Investor Class Shares will vary.

The S&P 500 Total Return Index is an unmanaged market capitalization weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Investors may not invest in the indexes directly; unlike the Fund’s returns, the indexes do not reflect any fees or expenses.